Operating lease	12 Months Ended
Dec. 31, 2021
Operating lease
Operating lease

Note 7 – Operating lease

As of December 31, 2021, the Company leases offices space under two non-cancelable operating leases, with terms of 3 years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company’s leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2021	December 31, 2020
Rights of use lease assets	$425,949	415,791

Operating lease liabilities, current	169,393	165,354
Operating lease liabilities, noncurrent	247,041	241,149
Total operating lease liabilities	$416,434	406,503

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2021:

	December 31, 2021	December 31, 2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2	3.08
Weighted average discount rate	2.2%	4.75%

During the years ended December 31, 2020 and 2021, the Company incurred total operating lease expenses of $197,703 and $235,294 respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

2022	$169,393
2023	247,041
Total lease payments	416,434
Less: imputed interest	3,059
Present value of lease liabilities	$413,375